(Loss) earnings per share (Tables)	12 Months Ended
Dec. 31, 2022
Weighted average ordinary shares used in calculating basic and diluted earnings per share [abstract]
Summary of Weighted Average Shares and Adjusted Weighted Average Shares
The weighted average number of common shares for the purposes of diluted (loss) earnings per share reconciles to the weighted average number of common shares used in the calculation of basic (loss) earnings per share as follows:

	December 31, 2022	December 31, 2021

Weighted average number of common shares used in the calculation of basic (loss) earnings per share	183,445,861	180,296,588
Dilutive impact of share options	—	1,008,339
Dilutive impact of restricted share units and restricted share units with performance criteria	—	246,560
Dilutive impact of performance share units	—	213,420

Weighted average number of common shares used in the calculation of diluted (loss) earnings per share	183,445,861	181,764,907